Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Equity attributable to parent company shareholder	Share capital	Share premium	Capital redemption reserve	Hedging and exchange reserve	Total	Own shares	Other retained earnings	Non-controlling interests
Beginning balance at Jun. 30, 2018	£ 11,713	£ 9,948	£ 780	£ 1,349	£ 3,163	£ (1,030)	£ 5,686	£ (2,144)	£ 7,830	£ 1,765
Profit for the year	3,337	3,160					3,160		3,160	177
Other comprehensive (loss)/income	287	232				212	20		20	55
Total comprehensive (loss)/income for the year	3,624	3,392				212	3,180		3,180	232
Employee share schemes	69	69					69	118	(49)
Share-based incentive plans	49	49					49		49
Share-based incentive plans in respect of associates	3	3					3		3
Tax on share-based incentive plans	20	20					20		20
Shares issued	1	1		1
Purchase of non-controlling interests	(784)	(694)					(694)		(694)	(90)
Non-controlling interest in respect of new subsidiary	2									2
Change in fair value of put option	(3)	(3)					(3)		(3)
Share buyback programme	(2,801)	(2,801)	(27)		27		(2,801)		(2,801)
Dividends paid	(1,737)	(1,623)					(1,623)		(1,623)	(114)
Ending balance at Jun. 30, 2019	10,156	8,361	753	1,350	3,190	(818)	3,886	(2,026)	5,912	1,795
Profit for the year	1,454	1,409					1,409		1,409	45
Other comprehensive (loss)/income	(164)	(127)				(116)	(11)		(11)	(37)
Total comprehensive (loss)/income for the year	1,290	1,282				(116)	1,398		1,398	8
Employee share schemes	54	54					54	90	(36)
Share-based incentive plans	2	2					2		2
Share-based incentive plans in respect of associates	4	4					4		4
Tax on share-based incentive plans	1	1					1		1
Share based payments and purchase of treasury shares in respect of subsidiaries	(1)	(1)					(1)		(1)
Shares issued	1	1		1
Transfers	0					5	(5)		(5)
Purchase of non-controlling interests	(62)	(39)					(39)		(39)	(23)
Non-controlling interest in respect of new subsidiary	5									5
Change in fair value of put option	9	9					9		9
Share buyback programme	(1,256)	(1,256)	(11)		11		(1,256)		(1,256)
Dividends paid	(1,763)	(1,646)					(1,646)		(1,646)	(117)
Ending balance at Jun. 30, 2020	8,440	6,772	742	1,351	3,201	(929)	2,407	(1,936)	4,343	1,668
Profit for the year	2,799	2,660					2,660		2,660	139
Other comprehensive (loss)/income	(865)	(691)				(652)	(39)		(39)	(174)
Total comprehensive (loss)/income for the year	1,934	1,969				(652)	2,621		2,621	(35)
Employee share schemes	49	49					49	59	(10)
Share-based incentive plans	49	49					49		49
Share-based incentive plans in respect of associates	3	3					3		3
Tax on share-based incentive plans	9	9					9		9
Purchase of non-controlling interests	(42)	(15)					(15)		(15)	(27)
Associates' transactions with non-controlling interests	(91)	(91)					(91)		(91)
Change in fair value of put option	(2)	(2)					(2)		(2)
Share buyback programme	(200)	(200)	(1)		1		(200)		(200)
Dividends declared	(1,718)	(1,646)					(1,646)		(1,646)	(72)
Ending balance at Jun. 30, 2021	£ 8,431	£ 6,897	£ 741	£ 1,351	£ 3,202	£ (1,581)	£ 3,184	£ (1,877)	£ 5,061	£ 1,534